Equity - Cash Flow Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Information [Line Items]
Net cash flow provided by operating activities	€ 11,649	€ 11,763	€ 10,268
Net cash flow used in investing activities	(4,286)	(5,327)	5,896
Net cash flow used in financing activities	(7,186)	(7,925)	(12,990)
Telefónica Brazil
Entity Information [Line Items]
Net cash flow provided by operating activities	3,710	3,678	2,949
Net cash flow used in investing activities	(1,477)	(2,741)	(1,295)
Net cash flow used in financing activities	(1,709)	(1,674)	(1,467)
Telefónica Germany
Entity Information [Line Items]
Net cash flow provided by operating activities	2,684	2,732	2,407
Net cash flow used in investing activities	(1,337)	(1,608)	(875)
Net cash flow used in financing activities	(1,498)	(1,339)	(1,820)
Colombia Telecomunicaciones, S.A., E.S.P.
Entity Information [Line Items]
Net cash flow provided by operating activities	206	180	344
Net cash flow used in investing activities	(144)	30	(153)
Net cash flow used in financing activities	(80)	(225)	(218)
Telxius Telecom, S.A.
Entity Information [Line Items]
Net cash flow provided by operating activities	174	152	(627)
Net cash flow used in investing activities	902	(63)	6,874
Net cash flow used in financing activities	€ (999)	€ (89)	€ (6,164)